Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss	$ (35,011)	$ (37,121)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	110,783,504	79,914,649
Loss per share attributable to ordinary shareholders, basic	$ (0.32)	$ (0.46)
Numerator:
Net loss	$ (35,011)	$ (37,456)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	110,783,504	64,503,654
Loss per share attributable to ordinary shareholders, diluted	$ (0.32)	$ (0.58)